GENERAL	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL	GENERAL
REE Automotive Ltd. was incorporated in Israel on January 16, 2011.

REE Automotive Ltd. has established wholly-owned subsidiaries in the United States, Germany, Japan and the United Kingdom (the “Subsidiaries”). REE Automotive Ltd. and its subsidiaries (the “Company” or “we”) is a development stage company actively executing our business plan and establishing strategic collaborations with industry leaders to expand our industry footprint across segments. The Company is currently developing its core REEcornerTM technology and EV platforms, as well as full vehicle prototypes leveraging REEcornerTM technology. The Company has commenced commercial trials and are developing its current plans to outsource manufacturing and to assemble components at its Integration Center in Coventry, United Kingdom and future Integration Centers.

On February 3, 2021, the Company entered into a merger agreement (the “Merger Agreement”) with 10X Capital Venture Acquisition Corp (“10X Capital”), a Delaware corporation and special purpose acquisition company (“SPAC”), and Spark Merger Sub, Inc., a wholly-owned subsidiary of the Company, pursuant to which Merger Sub merged with and into 10X Capital (the “Merger”). The Merger was consummated on July 22, 2021 (the “Closing Date”) with 10X Capital becoming a wholly-owned subsidiary of the Company, and the securityholders of 10X Capital becoming securityholders of the Company.
The Company became a Nasdaq listed publicly traded company on July 23, 2021, with its Class A ordinary shares, without par value (the “Class A Ordinary Shares”) trading under the ticker symbol “REE” (for further information see Note 8). The Company also has Class B ordinary shares, without par value, having 10 votes per share (the “Class B Ordinary Shares” and together with the Class A Ordinary Shares, the “Ordinary Shares”) that include voting rights only and are not listed on the Nasdaq.

As of December 31, 2022, the Company’s principal source of liquidity includes its unrestricted cash balance in the amount of $56,762 and its short term investments in the amount of $96,857, which is sufficient to finance its business activity for the next 12 months. For the twelve months ended December 31, 2022, we had a net loss of $107,420 and an accumulated loss of $721,928. The Company has a history of losses, and expects to incur significant expenses and continuing losses for the foreseeable future. The Company expects that it will need to raise additional capital to respond to customer demands, business opportunities, challenges, technological advancements, competitive dynamics or technologies, acquisitions or unforeseen circumstances.